(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance	€ 327,390
Ending balance	317,233	€ 327,390
Investments and other assets allocated to insurance contracts [member] | Fair value through other comprehensive income [member] | Insurance contracts [member]
Disclosure of Detailed Information About Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively [Line Items]
Beginning balance	(2,131)	(1,147)
Gross revaluation	1,090	(1,125)
Net gains/losses transferred to income statement	53	(62)
Foreign currency translation differences	216	(115)
Tax effect	(271)	233
Other	46	86
Ending balance	€ (997)	€ (2,131)